PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Reconciliation of changes in other provisions [abstract]
Balance	$ 39
Additions	0
Adjustments to existing provisions	2
Reversals	0
Amounts used	(2)
Balance	39	$ 39
Current (recorded in other current liabilities)	132	132	$ 285
Long-term	35	35	$ 33
Recovery on wind-down of shomi	$ 0	(20)
Expected settlement term of legal claims	5 years
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	$ 4
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
Balance	35
Additions	0
Adjustments to existing provisions	2
Reversals	0
Amounts used	(1)
Balance	36	35
Long-term	33
Decommissioning Liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	3
Other
Reconciliation of changes in other provisions [abstract]
Balance	4
Additions	0
Adjustments to existing provisions	0
Reversals	0
Amounts used	(1)
Balance	3	$ 4
Long-term	2
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in other current liabilities)	$ 1